Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Prepaid Expense and Other Assets, Current [Abstract]
Schedule Of Prepaid Expenses And Other Current Assets [Table Text Block]
Prepaid expenses and other current assets consisted of the following:

	December 31,	December 31,
	2015	2014
Prepaid insurance	$104,588	$125,106
Prepaid fees and rent	130,301	249,046
Deposits and advances	448,786	1,360,672
Prepaid royalties	120,833	130,903
	$804,508	$1,865,727